Mineral Properties, Plant and Equipment - Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ 2,226,354	$ 2,344,551	$ 2,415,006
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	5,863,678	5,612,118
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(3,637,324)	(3,267,567)
Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,355,696	1,590,632
Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	4,404,970	4,428,986
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(3,049,274)	(2,838,354)
Mining assets [member] | Huaron mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	88,111	82,798
Mining assets [member] | Huaron mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	231,282	224,700
Mining assets [member] | Huaron mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(143,171)	(141,902)
Mining assets [member] | Morococha mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	88,284
Mining assets [member] | Morococha mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	277,105
Mining assets [member] | Morococha mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	(188,821)
Mining assets [member] | Shahuindo mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	457,077	457,369
Mining assets [member] | Shahuindo mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	636,466	590,096
Mining assets [member] | Shahuindo mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(179,389)	(132,727)
Mining assets [member] | La Arena mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	143,256	103,300
Mining assets [member] | La Arena mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	286,235	208,306
Mining assets [member] | La Arena mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(142,979)	(105,006)
Mining assets [member] | La Colorada mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	198,644	169,787
Mining assets [member] | La Colorada mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	403,698	355,471
Mining assets [member] | La Colorada mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(205,054)	(185,684)
Mining assets [member] | Dolores mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	197,287	387,132
Impairment charge	635,500	536,400
Mining assets [member] | Dolores mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,783,711	1,738,040
Mining assets [member] | Dolores mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(1,586,424)	(1,350,908)
Mining assets [member] | Manantial Espejo mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	18,687
Impairment charge	173,400	173,400
Mining assets [member] | Manantial Espejo mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	518,374	518,931
Mining assets [member] | Manantial Espejo mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(518,374)	(500,244)
Mining assets [member] | San Vicente mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	36,924	40,216
Mining assets [member] | San Vicente mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	156,260	151,045
Mining assets [member] | San Vicente mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(119,336)	(110,829)
Mining assets [member] | Lakeshore mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	226,294	231,585
Mining assets [member] | Lakeshore mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	359,414	335,488
Mining assets [member] | Lakeshore mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(133,120)	(103,903)
Mining assets [member] | Other
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	8,103	11,474
Mining assets [member] | Other | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	29,530	29,804
Mining assets [member] | Other | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(21,427)	(18,330)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	5,868	5,502
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	6,879	6,373
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(1,011)	(871)
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	870,658	753,919
Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,458,708	1,183,132
Exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(588,050)	(429,213)
Exploration and evaluation assets [member] | Morococha mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	80,726	2,981
Exploration and evaluation assets [member] | Morococha mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	238,827	2,981
Exploration and evaluation assets [member] | Morococha mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(158,101)	0
Exploration and evaluation assets [member] | Shahuindo mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,376	3,549
Exploration and evaluation assets [member] | Shahuindo mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,376	3,549
Exploration and evaluation assets [member] | Shahuindo mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | La Arena mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	117,000	117,005
Exploration and evaluation assets [member] | La Arena mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	117,000	117,005
Exploration and evaluation assets [member] | La Arena mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | La Colorada mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	94,672	55,370
Exploration and evaluation assets [member] | La Colorada mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	94,672	55,370
Exploration and evaluation assets [member] | La Colorada mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | Lakeshore mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	63,043	63,018
Exploration and evaluation assets [member] | Lakeshore mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	63,043	63,018
Exploration and evaluation assets [member] | Lakeshore mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | Other
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	20,468	19,002
Exploration and evaluation assets [member] | Other | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	32,734	32,426
Exploration and evaluation assets [member] | Other | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(12,266)	(13,424)
Exploration and evaluation assets [member] | Navidad project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	190,436	190,476
Impairment charge	386,100	386,100
Exploration and evaluation assets [member] | Navidad project [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	566,577	566,577
Exploration and evaluation assets [member] | Navidad project [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(376,141)	(376,101)
Exploration and evaluation assets [member] | Escobal mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	257,312	255,548
Exploration and evaluation assets [member] | Escobal mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	260,390	257,390
Exploration and evaluation assets [member] | Escobal mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(3,078)	(1,842)
Exploration and evaluation assets [member] | Minefinders project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	39,757	41,468
Exploration and evaluation assets [member] | Minefinders project [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	77,210	78,443
Exploration and evaluation assets [member] | Minefinders project [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ (37,453)	$ (36,975)